Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	500,000,000	500,000,000
Common stock, shares issued	300,548,111	297,810,896	293,897,216
Common stock, shares outstanding	300,548,111	297,810,896	293,897,216